Subsequent events, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			2 Months Ended				3 Months Ended				8 Months Ended	12 Months Ended
	Mar. 26, 2020	Jan. 14, 2020	Jan. 15, 2019	Jan. 09, 2019	Jan. 27, 2020	Jan. 24, 2020	Jan. 22, 2020	Apr. 09, 2020	Mar. 06, 2020	Mar. 01, 2020	Feb. 14, 2020	Apr. 07, 2020	Apr. 06, 2020	Mar. 26, 2020	Mar. 20, 2020	Sep. 11, 2019	Dec. 31, 2019	Dec. 21, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Preferred stock shares outstanding																	1,600		350
Advance payments for vessels acquisition																	$ 50,161		$ 0	$ 0
Share Repurchase Program [Member]
Subsequent Event [Line Items]
Maximum aggregate authorized share repurchase amount				$ 6,000
Number of shares repurchased and cancelled																		0
Expiration date				Dec. 21, 2019
Share Repurchase Program [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum aggregate authorized share repurchase amount		$ 6,000
Number of shares repurchased and cancelled								452,768
Value of shares repurchased and cancelled								$ 365
Expiration date		Dec. 21, 2020
Series B-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares outstanding																	1,500		250	289
Series B-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred shares converted													1,100
Conversion of Series B preferred stock to common stock													1,952,152
Preferred stock shares outstanding													400
Number of shares repurchased and cancelled												400
Payments for Repurchase of Preferred Stock												$ 400
P. Fos (ex Virgo Sun) Tanker Vessel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advance payments for vessels acquisition					$ 15,000
Vessel delivery date					Jan. 27, 2020
P. Kikuma (ex FSL Shanghai) Tanker Vessel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contract price of vessels acquired											$ 26,000
Vessel delivery date											Mar. 30, 2020
Rotterdam Container Vessel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale price						$ 18,500
Vessel delivery date						Apr. 01, 2020
Nordea Bank Abp [Member] | Secured Debt [Member] | Second Amendment and Restatement Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Issuance Date															Mar. 20, 2020
Debt Instrument, Description															additionally finance the acquisition cost of the vessel “P. Kikuma” (ex “FSL Shanghai”) by $12,000
Debt Instrument, Face Amount															$ 59,000
Nordea Bank Abp [Member] | Secured Debt [Member] | Second Amendment and Restatement Loan Agreement [Member] | P. Kikuma (ex FSL Shanghai) Tanker Vessel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount drawn down	$ 12,000
Nordea Bank Abp [Member] | Secured Debt [Member] | The Borrowers [Member]
Subsequent Event [Line Items]
Debt Instrument, Issuance Date																	Dec. 23, 2019
Debt Instrument, Description																	additional finance of up to $14,000 for the acquisition of the tanker vessel "P. Fos" (ex "Virgo Sun")
Debt Instrument, Face Amount																	$ 47,000
Nordea Bank Abp [Member] | Secured Debt [Member] | The Borrowers [Member] | P. Fos (ex Virgo Sun) Tanker Vessel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount drawn down							$ 14,000
Steamship Shipbroking Enterprises Inc. [Member] | Contract Termination [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Contract Termination										$ 0
Diana Shipping Inc [Member]
Subsequent Event [Line Items]
Preferred stock shares outstanding																	100		100
Debt Instrument, Issuance Date																			Jun. 30, 2017
Debt Instrument, Face Amount																			$ 87,617
Diana Shipping Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares repurchased and cancelled														100
Payments for Repurchase of Preferred Stock														$ 1,500
Receipt of NASDAQ Notice [Member]
Subsequent Event [Line Items]
Minimum Bid Price			$ 1													$ 1
Closing Bid Price Threshold Consecutive Trading Days			30 days													30 days
Receipt of NASDAQ Notice [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum Bid Price									$ 1
Grace Period To Regain Compliance									180 days